UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
March 31, 2016
unaudited
Common stocks 95.20% Information technology 18.69%	Shares	Value (000)
Microsoft Corp.	56,741,000	$3,133,805
Broadcom Ltd.	12,857,132	1,986,427
Taiwan Semiconductor Manufacturing Co., Ltd.	190,310,000	957,936
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,800,423	151,971
Texas Instruments Inc.	17,150,300	984,770
Apple Inc.	8,525,000	929,140
Alphabet Inc., Class C1	754,317	561,929
Alphabet Inc., Class A1	442,800	337,812
ASML Holding NV	5,130,030	521,169
ASML Holding NV (New York registered)	3,141,000	315,325
Intel Corp.	25,657,073	830,006
Visa Inc., Class A	7,750,000	592,720
Intuit Inc.	4,180,000	434,762
Amphenol Corp., Class A	6,750,000	390,285
Baidu, Inc., Class A (ADR)[1]	1,890,000	360,763
International Business Machines Corp.	2,000,000	302,900
Analog Devices, Inc.	4,999,000	295,891
MasterCard Inc., Class A	2,500,000	236,250
Murata Manufacturing Co., Ltd.	1,280,000	154,335
TE Connectivity Ltd.	1,955,000	121,054
KLA-Tencor Corp.	825,140	60,078
Facebook, Inc., Class A1	130,000	14,833
		13,674,161
Consumer discretionary 16.84%
Amazon.com, Inc.[1]	4,719,800	2,801,862
Home Depot, Inc.	14,110,000	1,882,697
Comcast Corp., Class A	29,369,000	1,793,859
McDonald’s Corp.	7,340,000	922,491
Twenty-First Century Fox, Inc., Class A	23,125,000	644,725
Time Warner Inc.	7,530,000	546,302
Walt Disney Co.	5,390,000	535,281
Las Vegas Sands Corp.	8,600,000	444,448
Expedia, Inc.	3,887,000	419,096
Target Corp.	4,400,000	362,032
Newell Rubbermaid Inc.	6,335,000	280,577
CBS Corp., Class B	4,480,000	246,803
Starbucks Corp.	4,000,000	238,800
Macy’s, Inc.	5,400,000	238,086
Viacom Inc., Class B	5,500,000	227,040
Johnson Controls, Inc.	5,400,000	210,438
Charter Communications, Inc., Class A1	838,000	169,636
Priceline Group Inc.[1]	120,000	154,675
Liberty Global PLC, Class C1	2,353,511	88,398
Liberty Global PLC, Class A1	863,679	33,252
Fundamental Investors — Page 1 of 7

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	719,800	$44,246
Ralph Lauren Corp., Class A	370,000	35,616
		12,320,360
Financials 13.16%
Wells Fargo & Co.	24,300,000	1,175,148
JPMorgan Chase & Co.	19,000,000	1,125,180
Berkshire Hathaway Inc., Class A1	4,625	987,206
Capital One Financial Corp.	9,212,000	638,484
CME Group Inc., Class A	6,371,437	611,977
SunTrust Banks, Inc.	14,903,987	537,736
Chubb Corp.	4,350,000	518,303
Goldman Sachs Group, Inc.	3,089,600	485,005
BlackRock, Inc.	1,363,100	464,231
Citigroup Inc.	10,700,000	446,725
Legal & General Group PLC	109,784,921	370,860
Crown Castle International Corp.	3,557,039	307,684
Discover Financial Services	5,730,000	291,772
Weyerhaeuser Co.[1]	9,000,107	278,823
American International Group, Inc.	4,666,700	252,235
PNC Financial Services Group, Inc.	2,600,000	219,882
CNO Financial Group, Inc.[2]	11,900,000	213,248
American Tower Corp.	2,000,000	204,740
Svenska Handelsbanken AB, Class A	11,460,000	145,822
Equinix, Inc.	385,174	127,381
Aegon NV	22,277,585	122,540
Iron Mountain Inc.	2,016,229	68,370
HDFC Bank Ltd. (ADR)	414,250	25,530
Arch Capital Group Ltd.[1]	170,000	12,087
		9,630,969
Consumer staples 11.75%
Philip Morris International Inc.	26,535,000	2,603,349
Coca-Cola Co.	23,285,000	1,080,191
Procter & Gamble Co.	10,275,000	845,735
Kroger Co.	18,359,000	702,232
Reynolds American Inc.	12,816,340	644,790
Walgreens Boots Alliance, Inc.	5,856,000	493,310
Kraft Heinz Co.	4,900,000	384,944
Altria Group, Inc.	5,750,000	360,295
British American Tobacco PLC	5,905,000	346,875
Campbell Soup Co.	5,000,000	318,950
CVS Health Corp.	2,320,000	240,654
Diageo PLC	7,000,000	189,161
Costco Wholesale Corp.	1,035,000	163,095
Pinnacle Foods Inc.	2,490,000	111,253
Coca-Cola Enterprises, Inc.	2,150,000	109,091
		8,593,925
Health care 10.54%
Medtronic PLC	12,705,000	952,875
Merck & Co., Inc.	17,710,000	937,036
UnitedHealth Group Inc.	5,501,500	709,143
Boston Scientific Corp.[1]	31,600,000	594,396
Express Scripts Holding Co.[1]	7,856,333	539,652
Fundamental Investors — Page 2 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Bristol-Myers Squibb Co.	7,750,000	$495,070
Aetna Inc.	4,242,000	476,589
Vertex Pharmaceuticals Inc.[1]	5,897,600	468,800
Thermo Fisher Scientific Inc.	3,100,000	438,929
Regeneron Pharmaceuticals, Inc.[1]	971,600	350,203
Gilead Sciences, Inc.	3,418,790	314,050
Pfizer Inc.	8,565,000	253,867
Novartis AG	3,420,000	247,906
Johnson & Johnson	2,100,000	227,220
Humana Inc.	1,190,000	217,710
Baxalta Inc.	3,751,755	151,571
AstraZeneca PLC	2,610,000	146,290
Hologic, Inc.[1]	3,565,000	122,992
Abbott Laboratories	1,656,771	69,303
		7,713,602
Industrials 10.38%
General Electric Co.	41,830,000	1,329,776
Boeing Co.	8,900,000	1,129,766
Lockheed Martin Corp.	2,953,200	654,134
Parker-Hannifin Corp.	4,550,000	505,414
Union Pacific Corp.	6,290,000	500,369
Rockwell Automation	3,500,000	398,125
Caterpillar Inc.	4,275,000	327,208
Northrop Grumman Corp.	1,640,000	324,556
Deere & Co.	4,000,000	307,960
TransDigm Group Inc.[1]	1,352,000	297,900
Honeywell International Inc.	2,400,000	268,920
Republic Services, Inc.	3,500,000	166,775
Norfolk Southern Corp.	1,934,600	161,055
Grafton Group PLC, units[2]	15,037,000	155,930
Ingersoll-Rand PLC	2,500,000	155,025
Ryanair Holdings PLC (ADR)	1,803,750	154,798
Fastenal Co.	3,100,000	151,900
KAR Auction Services, Inc.	3,500,000	133,490
Cummins Inc.	1,010,000	111,039
MTU Aero Engines AG	1,120,089	107,432
Waste Management, Inc.	1,400,000	82,600
Meggitt PLC	11,223,014	65,540
Airbus Group SE, non-registered shares	975,000	64,736
Masco Corp.	1,278,878	40,221
		7,594,669
Energy 7.86%
ConocoPhillips	14,710,000	592,372
Schlumberger Ltd.	7,734,979	570,455
Royal Dutch Shell PLC, Class B (ADR)	6,463,834	317,956
Royal Dutch Shell PLC, Class B	9,528,720	232,656
Royal Dutch Shell PLC, Class A (ADR)	89,400	4,331
Chevron Corp.	5,726,137	546,273
Enbridge Inc. (CAD denominated)	11,863,065	461,826
Concho Resources Inc.[1]	3,830,000	386,983
EOG Resources, Inc.	4,395,000	318,989
Suncor Energy Inc.	10,996,034	306,238
Helmerich & Payne, Inc.	4,400,000	258,368
Fundamental Investors — Page 3 of 7

unaudited
Common stocks Energy (continued)	Shares	Value (000)
BP PLC	46,000,000	$231,335
Cimarex Energy Co.	2,365,000	230,044
Peyto Exploration & Development Corp.[2]	10,332,287	229,836
Baker Hughes Inc.	4,500,000	197,235
Murphy Oil Corp.	6,281,900	158,241
Noble Energy, Inc.	4,746,400	149,084
Phillips 66	1,709,488	148,025
TOTAL SA (ADR)	1,961,268	89,081
TOTAL SA	1,065,346	48,563
Cameron International Corp.[1]	1,900,000	127,395
Southwestern Energy Co.[1]	8,000,000	64,560
Halliburton Co.	1,765,000	63,046
CONSOL Energy Inc.	1,600,000	18,064
		5,750,956
Materials 2.97%
E.I. du Pont de Nemours and Co.	13,068,525	827,499
Praxair, Inc.	7,155,000	818,890
FMC Corp.[2]	6,758,000	272,820
LyondellBasell Industries NV	2,640,000	225,931
HudBay Minerals Inc.	6,744,900	24,721
		2,169,861
Telecommunication services 0.80%
Verizon Communications Inc.	4,652,004	251,581
SoftBank Group Corp.	3,740,000	178,318
AT&T Inc.	3,600,000	141,012
Frontier Communications Corp.	2,400,000	13,416
		584,327
Utilities 0.21%
PG&E Corp.	2,500,000	149,300
Miscellaneous 2.00%
Other common stocks in initial period of acquisition		1,465,815
Total common stocks (cost: $48,493,714,000)		69,647,945
Short-term securities 4.80%	Principal amount (000)
Apple Inc. 0.35%–0.43% due 4/11/2016–4/21/2016[3]	$150,000	149,976
CAFCO, LLC 0.57% due 5/16/2016–5/23/2016	71,500	71,451
Caterpillar Financial Services Corp. 0.43%–0.44% due 5/11/2016–6/2/2016	151,900	151,808
Chevron Corp. 0.45%–0.50% due 5/10/2016–5/13/2016[3]	74,700	74,668
Ciesco LLC 0.50% due 5/2/2016	50,000	49,981
Coca-Cola Co. 0.40%–0.57% due 5/10/2016–7/12/2016[3]	203,500	203,324
Emerson Electric Co. 0.46%–0.52% due 4/18/2016–4/20/2016[3]	102,100	102,081
Fannie Mae 0.37%–0.40% due 5/11/2016–7/19/2016	70,500	70,450
Federal Home Loan Bank 0.25%–0.59% due 4/5/2016–9/19/2016	1,792,355	1,791,632
Freddie Mac 0.27%–0.39% due 4/5/2016–6/8/2016	68,500	68,481
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	25,000	25,000
Jupiter Securitization Co., LLC 0.50%–1.00% due 5/5/2016–10/18/2016[3]	75,500	75,349
Paccar Financial Corp. 0.38% due 4/8/2016	48,000	47,996
Pfizer Inc 0.49% due 5/6/2016[3]	25,000	24,991
Fundamental Investors — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
Private Export Funding Corp. 0.53% due 5/17/2016[3]	$65,000	$64,965
Qualcomm Inc. 0.43%–0.45% due 4/20/2016–5/19/2016[3]	45,900	45,886
Regents of the University of California 0.48%–0.55% due 5/11/2016–5/17/2016	57,600	57,561
U.S. Bank, N.A. 0.52% due 6/20/2016	75,000	75,021
U.S. Treasury Bills 0.27% due 4/14/2016	51,000	50,998
United Parcel Service Inc. 0.46%–0.49% due 4/1/2016–7/1/2016[3]	84,300	84,263
Wal-Mart Stores, Inc. 0.38%–0.45% due 4/18/2016–4/26/2016[3]	84,600	84,583
Walt Disney Co. 0.49% due 5/31/2016[3]	12,300	12,291
Wells Fargo Bank, N.A. 0.54%–0.81% due 5/9/2016–8/16/2016	130,500	130,500
Total short-term securities (cost: $3,512,703,000)		3,513,256
Total investment securities 100.00% (cost: $52,006,417,000)		73,161,201
Other assets less liabilities 0.00%		2,576
Net assets 100.00%		$73,163,777
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
FMC Corp.	6,758,000	—	—	6,758,000	$1,115	$272,820
Peyto Exploration & Development Corp.	10,332,287	—	—	10,332,287	2,500	229,836
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	833	213,248
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,717	155,930
					$6,165	$871,834

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $922,377,000, which represented 1.26% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
Fundamental Investors — Page 6 of 7

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,674,161	$—	$—	$13,674,161
Consumer discretionary	12,320,360	—	—	12,320,360
Financials	9,630,969	—	—	9,630,969
Consumer staples	8,593,925	—	—	8,593,925
Health care	7,713,602	—	—	7,713,602
Industrials	7,594,669	—	—	7,594,669
Energy	5,750,956	—	—	5,750,956
Materials	2,169,861	—	—	2,169,861
Telecommunication services	584,327	—	—	584,327
Utilities	149,300	—	—	149,300
Miscellaneous	1,465,815	—	—	1,465,815
Short-term securities	—	3,513,256	—	3,513,256
Total	$69,647,945	$3,513,256	$—	$73,161,201
*	Securities with a value of $4,287,405,000, which represented 5.86% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,276,854
Gross unrealized depreciation on investment securities	(1,134,395)
Net unrealized appreciation on investment securities	21,142,459
Cost of investment securities	52,018,742

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-0516O-S49209	Fundamental Investors — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 27, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: May 27, 2016